RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
RISK MANAGEMENT
RISK MANAGEMENT
RISK MANAGEMENT
The Bank’s comprehensive risk management is developed in compliance with current regulations and internal standards as defined by the Board of Directors, in relation to market, credit/ counterparty, liquidity and interest rate of the banking book, operational, business continuity, technological and cybersecurity risk, country risk, Risk Appetite Framework (MAR) and stress tests applicable. In accordance with the requirements of the External Circular (EC) 018 as of September 2021 about the “Comprehensive Risk Management System (SIAR)”, we work continues to comply the applicable instructions for the implementation for the management of interest rate risk of the banking book (RTILB), considering the testing period and the into force and into force on External Circular (EC) 018 as of September 2021 about the “Comprehensive Risk Management System (SIAR)”, we work continues to comply the applicable instructions for the implementation for the management of interest rate risk of the banking book (RTILB), considering the testing period and the into force and into force on n December 31, 2024.

To strengthen comprehensive risk management, the Bank has a Three Lines Model, with a cohesive and coordinated approach, in which its independence is guaranteed. Within the Corporate Governance Framework, the roles of the responsible areas in each line are defined, according to the level of responsibility in Bancolombia, in order to guarantee effective and efficient coordination among them for risk management (in its different stages) and internal control.
First line: owns the processes, products, services, channels, whose activities manage the risks that may contribute or impede the achievement of the Bank’s objectives. The first line owns the risk and defines the design and execution of the organization's controls to respond to those risks.
The 1st line is made up of 1A and 1B, highlighting the following characteristics:
•Identification, evaluation, control and mitigation of risks.
•Definition of standards / Implementation of policies, standards and procedures.
•Execution of control and risk management procedures and activities as part of your daily activity.
Second line: defines the risk and internal control framework, as well as the policies and guidelines for the 1st line to manage risks. It is a global advisory, support and control function that monitors that risks are identified, controlled and managed within appropriate limits.
The 2nd line is made up of 2A and 2B, highlighting the following characteristics and differences:
•Provision of a risk and internal control framework.
•Escalation of new risks.
•Advice and support.
Third line: made up of Internal Audit. It is an independent and objective assurance and advisory function on the internal control system and risk management, highlighting the following characteristics:
•Independent review.
•Assurance on the Internal Control System.
•Evaluation and improvement in the effectiveness of management in risk control.
Credit risk
Credit risk is the risk of an economic loss to the Bank due to a non-fulfillment of financial obligations by a customer or counterparty and arises principally from the decline on borrower´s creditworthiness or changes in the business climate. Credit risk is the single largest risk for the Bank's business; which is managed at each stage of the credit cycle.

The information below contains the maximum exposure to credit risk for the periods ending December 31, 2024 and 2023:
December 31, 2024

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	245,272,297	16,670,291	17,511,320	279,453,908
Commercial	137,761,467	5,545,788	9,945,556	153,252,811
Consumer	46,697,013	5,118,607	4,000,063	55,815,683
Mortgage	37,076,580	2,701,930	1,963,091	41,741,601
Small Business Loans	1,175,803	91,256	85,150	1,352,209
Financial Leases	22,561,434	3,212,710	1,517,460	27,291,604
Off-Balance Sheet Exposures	43,604,372	223,317	256,249	44,083,938
Financial Guarantees	9,926,719	17,800	199,782	10,144,301
Loan Commitments	33,677,653	205,517	56,467	33,939,637
Loss Allowance	(2,331,035)	(2,752,141)	(11,397,984)	(16,481,160)
Total	286,545,634	14,141,467	6,369,585	307,056,686
December 31, 2023

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	222,372,889	16,042,661	15,536,097	253,951,647
Commercial	120,773,927	5,453,537	8,459,932	134,687,396
Consumer	46,060,615	4,407,067	4,124,087	54,591,769
Mortgage	32,210,648	2,628,654	1,411,106	36,250,408
Small Business Loans	774,571	260,303	110,143	1,145,017
Financial Leases	22,553,128	3,293,100	1,430,829	27,277,057
Off-Balance Sheet Exposures	39,266,370	154,567	157,801	39,578,738
Financial Guarantees	12,533,868	26,889	130,441	12,691,198
Loan Commitments(1)	26,732,502	127,678	27,360	26,887,540
Loss Allowance	(3,854,240)	(2,581,460)	(10,042,022)	(16,477,722)
Total	257,785,019	13,615,768	5,651,876	277,052,663
(1) The informational disclosed value of loan commitments has been updated.
Other Financial Instruments

Maximum Exposure to Credit Risk - Other Financial Instruments
In millions of COP
	Maximum Exposure		Collateral		Net Exposure
	2024	2023	2024	2023	2024	2023
Maximum Exposure to Credit Risk
Debt instruments	36,583,512	25,148,469	(1,669,011)	(1,407,484)	34,914,501	23,740,985
Derivatives	929,498	1,824,750	(589,098)	(698,662)	340,400	1,126,088
Equity	1,011,310	543,210	-	-	1,011,310	543,210
Other financial instruments	34,385	38,319	-	-	34,385	38,319
Total	38,558,705	27,554,748	(2,258,109)	(2,106,146)	36,300,596	25,448,602
Note: Collateral Held (-) and Collateral Pledged (+)
Maximum exposure to credit risk of the loans and advances refers to the carrying amount at the end of the period. It does not take into account any collateral received or any other credit risk mitigants.
Maximum exposure to credit risk of financial guarantees and loan commitments corresponds to the total amount guaranteed at the end of the period. It does not take into account any collateral received or any other credit risk mitigants.
Maximum exposure to derivatives refers to the fair value at the end of the period, without considering any guarantee received or any other credit risk mitigants.
Maximum exposure to credit risk of debt instruments and equity securities refers to the carrying amount at the end of the period without considering any guarantee received.
Credit Risk Management - Loans and Advances
In 2024, the dynamics of Grupo Bancolombia's portfolio responded to a modest and gradual economic reactivation, influenced by macroeconomic factors such as the decrease in inflation and interest rates, which boosted internal and external demand thanks to increased investment and consumption. However, political and fiscal uncertainty, mainly in Colombia, and geopolitical tensions in the Middle East, which affect the global economy, create a challenging economic environment. In this context, the perception of risk among investors and the decrease in confidence among both consumers and businesses affected the demand for credit in the countries where the Group has a presence.

The monitoring and review of credit portfolios continue to be a relevant factor in the identification and application of strategies at different stages of the credit cycle, which has led to the development of new processes, methodologies, and models with traditional, alternative, and sectoral information, aimed at managing the portfolio in the cycle with greater personalization and timeliness, through local and transversal tools in the countries where the Group has a presence. This has contributed to both a general improvement in the risk indicators of the portfolio and in the support to our clients.

Risk management during the credit life cycle is developed through the fulfillment of the policies, procedures and methodologies stipulated in the “Comprehensive Risk Management System (SIAR)”, which include the general criteria for evaluating, measuring, assuming, monitoring, controlling and hedging credit risk. In addition, Management has developed process and methodology manuals that specify the policies and procedures for the different products and segments served by the organization in accordance with the strategy approved by the Board of Directors for monitoring and controlling such risk.

The Credit Risk Administration System also contains general criteria to evaluate, classify, measure and mitigate credit risk. In addition, the credit risk department has developed methodologies and manuals that specify the policies and procedures for different products and segments managed by the Bank.

To maintain credit quality and manage the risk arising from its lending activities, the Bank has established general loan policies, including the following:

•Credit exposure limits: Contains guidelines with regards to the establishment of credit exposure limits. This is set as a result of legal requirements and according to the Bank’s internal guidelines.
•Origination policies: These policies aim to acquire ample and sufficient knowledge of the characteristics of potential borrowers and to select them properly. The risk level of the individual and legal entities is determined using rating and scoring models which define cut-off points that are applied in the process of issuing credit. These models use information such as the credit history of the borrower, sociodemographic particularities, the type of business the borrower engages in, the borrower’s ability to repay the loan, and information received from the credit risk bureaus. In addition, sectorial and macroeconomic behavior is taken into account. Loan applications, depending on their amount and risk level, are presented for approval at the level of management authority required.

•Collaterals policies: For the purpose of mitigating risk associated with non-fulfillment of obligations agreed upon by the borrower, the Bank has established policies for the valuation of collateral received as well as for the determination of the maximum loan amount that can be granted against the value of the collateral.

•Allowance policies: The objective of this policy is to fulfill legal requirements and the Bank’s business policies. In addition, this policy is meant to provide the guidelines to analyze the client’s status and take the necessary actions in order to mitigate credit risk to which the Bank is exposed. For further information, please see Note 2. Material Accounting Policies.

•Monitoring policies: Contains various monitoring procedures, portfolio reports and policies for the purpose of overseeing, in an adequate and timely manner, the evolution of credit risk. These procedures include a continuous process of classification and reassessment of credit operations and they maintain consistency with the policies implemented for granting loans.

•Portfolio recovery policies: Through these policies, the Bank aims to establish those mechanisms that allow it to anticipate the action to be taken in the event of possible delays and minimize the impact resulting from non-fulfillment of payment or delays by the borrower. Additionally, the aspects established in this policy delimit what the Bank has defined as collection management and that make it possible to obtain information to improve the origination policies and the allowances for loans and advances and lease losses models. The established actions are combined with strategies to adjust to the economy, market and costumer conditions, allowing the Bank to offer alternatives tailored to each case, such as payment deals, foreclosed assets, cession agreements, modifications, restructuring, and so on.

Management of credit risk is carried out through all the credit life cycle. These stages are defined in the following way:

•Origination: Knowing the borrower, payment capacity analysis, payment behavior and credit approval and structure.
•Monitoring: Knowing the borrower’s situation during the life of the credit.
•Recovery: Collection management during the different stages of the same credit.
To support the credit origination processes, models, methodologies, and analytical techniques based on statistical information and expert criteria are used. Their purpose is to evaluate and differentiate the risk level of potential and current clients, thus facilitating informed decision-making. These models are mainly applied during the granting stage and also play a fundamental role in monitoring, by allowing the tracking of the client's evolution, and in recovery, by facilitating the implementation of risk mitigation and portfolio recovery strategies. Continuous monitoring of the client's evolution is carried out, which allows for the timely detection of credit deterioration and proactive risk management throughout the credit lifecycle. Additionally, strategies and mechanisms based on quantitative and qualitative analysis are implemented to optimize collection management, reduce expected losses, and minimize the impact of defaults on the portfolio.

The Risk Vice Presidency is responsible for defining and documenting the specific characteristics of the models, methodologies, and analytical techniques employed. It has the authority to develop mathematical and expert formulas, as well as to establish key parameters according to market conditions, the product, and the risk appetite framework approved by the Board of Directors. The models may include variables of different natures, such as sociodemographic, sectoral, and qualitative variables, as well as internal and external behavior, financial information related to investment, savings, and transactions, in addition to market studies and product-specific parameters. The adequate performance of the models is ensured, measured through their discriminative capacity, understood as the model's ability to differentiate between clients with different levels of risk.

In accordance with current regulations, which include the regulations issued by the Financial Superintendency and international risk management standards, backtesting tests are conducted on the models used in credit cycle management. The results of these tests are presented quarterly to the Risk Committee and the Board of Directors for their information. Additionally, the Risk Vice Presidency establishes, through internal circulars, the internal rating or the required range in credit processes, regulating the parameters for assigning a rating different from the model, considering quantitative and qualitative aspects of the client.

Monthly, the credit portfolio is rated using internal models that allow for the assessment of the credit risk of each debtor and the determination of the required provisions. These models are regularly updated to reflect changes in market conditions and ensure their accuracy and relevance. The monthly provisions allow for the assessment of risk collectively or individually, using parameters such as Probability of Default (PD), Loss Given Default (LGD), and Exposure at Default (EAD). For more details, see Note 2. Material Accounting Policies, section 4.1.2.

Individual analysis is applied to clients in stage 3 with significant balances and to corporate clients who recover from default and move to stage 2. This analysis is based on the projection of each client's cash flow, considering parameters associated with recovery rates estimated by models that incorporate financial information, behavior, collateral, and qualitative variables. Periodically, backtesting tests are conducted on these provisioning models to ensure an adequate level of coverage aligned with Grupo Bancolombia's risk appetite.

To ensure compliance with concentration limit regulations, Grupo Bancolombia continuously monitors risk groups and controls their exposures, evaluating legal debt limits. Analytical tools are used to identify clients or sectors with high risk concentration and to implement diversification strategies to mitigate potential adverse impacts. Methodologically, Grupo Bancolombia relies on international benchmarks defined by external risk rating agencies, which allows for the analysis of concentration across different geographies. Normatively, Grupo Bancolombia adheres to the concepts and methodologies established in applicable external regulations.

The following classifications are established for the analysis of concentration:
•By country: Based on the country where the loans were originated.
•By sector: According to the sectorial sub-segmentation defined by the Bank based mainly on the code CIIU[1].
•By categories: According to the portfolio category of each agreement (commercial, financial leases, consumer loans, small business loans and mortgages).
•By economic group: According to the characteristics of economic groups as established by regulations.
•By maturity: According to the remaining term to loan maturity.
•By past due days: This concentration evaluates loans that are more than one month overdue.
1 CIIU: International Standard Industrial Classification of All Economic Activities.
Country Risk

The Bank's financial companies, which are subject to the application of the Comprehensive Risk Management System (SIAR), the framework for the management of country risk is included, which refers to the possibility of an entity incurring losses as a result of financial operations abroad due to adverse economic and/or political conditions in the country receiving those operations, either because of restrictions on the transfer of foreign exchange or because of factors not attributable to the commercial and financial condition of the country receiving those operations. This definition includes, but is not limited to, sovereign risk (SR) and transfer risk (TR) associated with such factors.

The framework has guidelines, processes and methodologies that evaluate periodically the country risk to which it is exposed in its Equity Investments, such as equity investments, those that are executed in jurisdictions different from Colombia that could have a high economic materiality, individually or aggregated by country, and whose purpose is to remain in the country.

Country risk management includes different stages to identificate, measure, control and monitor the risk to which the entity is being exposed. For this management, the business plan, type of operations, their materiality, current and future vocation, as well as the characteristics of the country in which the investment is made. Additionally, it is supported by policies and strategies that are proposed by the Vice Presidency of Risks and approved by the Board of Directors.

The definition of investment appetite takes into account the assessment of country risk as defined in the SIAR and must ensure compliance with solvency and liquidity indicators, seeking to be consistent with the strength and financial health of the entity.
At the end of 2024, there were no alerts on any investments, nor were any adjustments made for deterioration in investments that could affect or deteriorate the Bank's financial strength. As relevant variations to highlight, the transfer of the investment from Wenia Ltd. to Investment Banking is presented, and 2 new investments are added: Ozone Financial Technology Limited, whose investing company is Sistema de Inversiones y Negocios, S.A., and Banagrícola S.A., whose investing company is Inversiones CFNS S.A.S. A positive variation of 17% in the balance of investments is presented, mainly attributed to changes in the exchange rate and operational results.

a.Credit Quality Analysis - Loans and Financial Leases
Rating System for Credit Risk Management
The principal aim of this rating system is to determine the risk profile of the borrower, which is obtained through a rating.
The rating of the corporate portfolio is primarily conducted through a Rating model, based on the analysis of the interrelation of both quantitative and qualitative elements, which allow for determining the probability of default that may affect the fulfillment of the financial commitments acquired by a client. The rating model is applied from the origination and is periodically updated, incorporating determinants of credit risk, which can be summarized as the client's financial performance measured through financial figures and payment capacity, payment behavior both with Grupo Bancolombia and with other entities in the financial sector, qualitative information, as well as transactional information of the client within the Group as alternative variables.

In the case of a retail customer, granting and behavior scoring models are used in order to identify the level of risk associated with the borrower. These models include information such as personal details, financial information and transactional, historical behavior, the total number of credit products and external information from credit bureaus.
Description of Loans and Financial Leases
In order to evaluate and manage credit risk, the credits and financial leasing operations have been classified as:
•Commercial and Financial Leases:
Loans granted to individuals or companies in order to carry out organized economic activities and are not classified as small business loans.
The borrowers in this portfolio are mainly made up of companies, segmented in homogenous groups that are constituted according to size, annual sales or main activity. The following variables are part of this classification:

Segment	Incomes/Sales
Corporate
Companies with consolidated annual sales by economic group >= COP 100,000M. Banistmo places borrowers with annual sales >= USD10M. BAM place borrowers with annual sales >= USD25M. Banco Agricola place borrowers with annual sales >= USD30M.

Business
Companies with consolidated annual sales by economic group > = COP 13,000M and < COP 100,000M. For Banco Agricola borrowers with annual sales >= USD7 MM y < USD30M and BAM, with annual sales >= USD5M and < USD25M.

Commercial	For BAM, companies with annual sales >= USD2M y < USD5M.
Business Construction
Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity, with consolidated annual sales by economic group >= COP 58,000M and <= COP 200,000M or commercial size > = COP 15,000M and < COP 70,000M, or project size >= COP 500,000M and < COP 2.2 billion

Corporate Construction
Constructors who dedicate themselves to the construction of buildings to be sold or rented as their main activity, with consolidated annual sales by economic group > COP 200,000M or commercial size > = COP 70,000M or project size >=COP 2.2 billion

SME Construction
Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity with consolidated annual sales by economic group >= COP 380M and <= COP 58,000M or commercial size < COP 15,000M or project size < COP 500,000M.

Institutional Financing	Financial sector institutions.
Government	Municipalities, districts, departments with their respective decentralized organizations and entities at the national level with incomes >= COP 20,000M.
SME
Annual sales < COP 13,000M, with a classification between small, medium, large and plus except for Banistmo which places borrowers < USD10M in annual sales. For Banco Agrícola, borrowers with annual sales < USD7M and BAM, borrowers with annual sales < USD2M.

•Consumer:
Loans and advances, regardless of amount, granted to individuals for the purchase of consumer goods or to pay for non-commercial or business services. These loans are classified as follows:

Classification
Vehicles	Credits granted for the acquisition of vehicles and motorcycles. The vehicle financed is used as collateral for the loan.
Credit cards	Revolving credit limits for the acquisition of consumer goods, utilized by means of a plastic card, a virtual card or a token in digital wallets.
Payroll loans	It is a credit line attached to an authorized individual payroll and pension amount.
Other loans	Loans granted for the acquisition of consumer goods other than vehicles and Payroll loans Credit cards are not included in this segment.
The counterparties in this portfolio are mainly individuals, segmented in homogenous groups, which are formed according to their size, which is calculated by their monthly income.
•Mortgage:
These are loans, regardless of amount, granted to individuals for the purchase of a new or used house, commercial real estate or construction of a home. These loans include loans denominated in local units or local currency that are guaranteed by a senior mortgage on the property and that are financed with a total repayment term of 5 to 30 years.
The counterparties in the mortgage portfolio are mainly made up of individuals segmented in homogenous groups, which are formed according to their size, which is calculated by their monthly income.
•Small Business Loans:
Productive credits are those constituted by credit operations carried out with individuals for the development of economic activities in rural and urban areas issued for the purpose of encouraging the activities of small business and are subject to the following requirements in Colombia: (i) their indebtedness with all entities cannot exceed 120 minimum wages (excluding mortgage obligations for housing financing); (ii) the client's total assets, excluding mortgage assets, are less than 500 minimum wages.
The borrowers in this portfolio are mainly individuals, segmented in homogenous groups, which are formed according to their commercial size, which is calculated by their monthly income.
Analysis of the behavior and impairment of the loan portfolio and financial lease operations
As of December 31, 2024, the Bank’s total loan portfolio, valued in Colombian pesos, registered an increase of 10.0% compared to December 2023, driven by to the growth of the commercial portfolio of the corporate segment. These results are a response to monetary policy adjustments that have gradually reduced inflation and interest rates, generating economic reactivation in certain sectors of the countries where the Group has a presence. Additionally, the depreciation of the peso against the dollar during the analysis period contributed to the increase in the portfolio due to the revaluation in pesos of the Group's foreign currency portfolio. The consolidated delinquency index PDL 30 days showed a reduction, standing at 5.20% in December 2024 compared to 5.39% in December 2023, mainly explained by the improvement in the quality of the consumer portfolio. During the period, different strategies were developed throughout the credit cycle, allowing for the implementation of proactive and coherent actions in line with the reality of the clients and their environment, in order to contain deterioration and place them in better risk profiles.

•Commercial loans and financial leases amounted to COP 180,544 billion, which represented a growth of 11.5% compared to 2023. The 30-day past due loan ratio was 3.77% compared to 3.50% as of December 2023.

•Consumer loans amounted to COP 55,816 billion, which represented a growth of 2.2% compared to 2023. The 30-day past due loan ratio was 7.92% compared to 9.48% as of December 2023.

•Mortgage loans totaled to COP 41,742 billion, which represented a growth of 15.1% compared to 2023. The 30-day past due loan ratio was 7.62% compared to 7.52% as of December 2023.

•Small Business loans ended at COP 1,352 billion, which represented a growth of 18.1% with respect to 2023. The 30-day past due loan ratio was 8.11% compared to 12.17% as of December 2023.

In order to monitor credit risk associated with clients, the Bank has established regular meetings conducted by the AEC Committee to identify events that can lead to a reduction in borrowers’ ability to pay. Generally, clients with good credit behavior could be included in the watch list in case of detecting any event that can lead to future financial difficulties to repay their loans; for instance, internal factors such as the economic activity and sector, financial weakness, impacts of macroeconomic conditions, changes in corporate governance and other situations that could affect clients’ business. The amount and allowance of clients included in the described watch list, as of December 31, 2024 and 2023 is shown below:
December 2024:

Watch List December 31,2024
In millions of COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	14,081,182	0.72%	101,994
Level 2 – Medium Risk	5,708,673	6.50%	370,892
Level 3 – High Risk	3,811,886	53.84%	2,052,135
Level 4 – High Risk	5,948,366	61.67%	3,668,615
Total	29,550,107	20.96%	6,193,636
December 2023:

Watch List December 31,2023
In millions of COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	14,358,838	1.02%	146,014
Level 2 – Medium Risk	4,744,341	7.38%	349,972
Level 3 – High Risk	2,886,649	53.31%	1,538,882
Level 4 – High Risk	5,239,356	73.24%	3,837,196
Total	27,229,184	21.57%	5,872,064
Loans and Financial Leases Collateral
The Bank obtains collateral for loans and leases in order to mitigate credit risk by foreclosing the collateral when the borrower cannot fully repay the loan or lease. Collateral is considered in the determination of the allowance for loans and advances and lease losses when it complies with the following conditions:
•Its fair value was established according to technical and objective criteria.
•The Bank is granted a preference to obtain the payment of the obligation, becoming an effective legal mechanism over it.
•Its performance is reasonably possible.
The Bank has defined the criteria for collateral enforceability, which are established according to the classification of the loan portfolio. In addition, the Bank has set guidelines to value collateral and the frequency of such valuations, as well as those guidelines related to the legalization, registry and maintenance of the collateral. Likewise, the Bank has defined the criteria for insurability, custody and the necessary procedures for their cancellation.
The update of the fair value of mortgages and vehicles collaterals for the loan portfolio is made at least once a year. The methodology used to estimate the fair value of the properties is applied by external and independent entities. Updating the fair value of the vehicles is done through guides and valid values commonly used as reference to set the value of a vehicle. The fair value of real state and vehicles are classified in levels 2 and 3 depending on the observability and significance of the inputs used in the valuation techniques according to the hierarchy established by IFRS 13.
To determine the suitability of appraiser’s selection, there are internal guidelines to be fulfilled related to independence, professional certification, reputation and experience. In a similar way, to validate the appraisal´s suitability, the bank has defined guidelines based on current regulations which are related to methodologies, report quality and commercial value.
During the reporting period, the Bank’s collateral policies have not changed significantly in relation to the way collateral is held and its overall quality.
The following table shows loans and financial leases, classified in commercial, consumer, mortgage, financial leases and small business loans, and disaggregated by type of collateral:

December 31, 2024
In Millions of COP
Amount Covered by Collateral
Nature of the Collateral	Commercial	Consumer	Mortgage	Financial Leasing	Small Business	Total
Real Estate and Residential	25,163,297	1,816,374	39,092,440	39	363,465	66,435,615
Goods Given in Real Estate Leasing	-	-	183	17,382,691	-	17,382,874
Goods Given in Leasing Other Than Real Estate	-	32	-	8,181,007	-	8,181,039
Stand by Letters of Credit	1,540,179	-	-	-	-	1,540,179
Security Deposits	1,398,254	326,722	-	-	139,481	1,864,457
Guarantee Fund	3,653,583	37	-	45,720	251,827	3,951,167
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	7,757,578	109,946	-	-	—	7,867,524
Other Collateral (Pledges)	3,688,378	8,039,811	30,223	280	6,209	11,764,901
Without Guarantee (Uncovered Balance)	110,051,542	45,522,761	2,618,755	1,681,867	591,227	160,466,152
Total loans and financial leases	153,252,811	55,815,683	41,741,601	27,291,604	1,352,209	279,453,908

December 31, 2023
In Millions of COP
Amount Covered by Collateral
Nature of the Collateral	Commercial	Consumer	Mortgage	Financial Leasing	Small Business	Total
Real Estate and Residential	23,368,950	1,693,007	34,253,140	10	319,038	59,634,145
Goods Given in Real Estate Leasing	-	-	189	17,104,180	-	17,104,369
Goods Given in Leasing Other Than Real Estate	-	26	-	8,580,543	-	8,580,569
Stand by Letters of Credit	1,052,764	-	-	-	-	1,052,764
Security Deposits	447,306	370,286	-	-	103,013	920,605
Guarantee Fund	4,012,115	191	-	60,242	52,222	4,124,770
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	6,673,320	57,306	-	-	420	6,731,046
Other Collateral (Pledges)	2,957,482	7,286,581	39,432	-	2,499	10,285,994
Without Guarantee (Uncovered Balance)	96,175,459	45,184,372	1,957,647	1,532,082	667,825	145,517,385
Total loans and financial leases	134,687,396	54,591,769	36,250,408	27,277,057	1,145,017	253,951,647
The Bank closely monitors financial assets that are classified in Stage 3, to the point that a specific methodology for calculating expected credit losses is applied using a sophisticated approach named “ECL model under collateral Methodology”, which considers components like the forecasts of future collateral valuations, including expected sale discounts; time to realization of collateral, cure rates, external costs of realization of collateral, among others; as a consequence of the higher likelihood that the bank will take possession of these collaterals in order to mitigate potential credit losses.
The Financial assets that are classified in Stage 3 and are evaluated under this methodology are shown below:

December 31, 2024
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	783,435	372,156	411,279	1,660,829
Consumer
Mortgage	616,432	143,894	472,538	762,652
Small Business Loans
Financial Leases	761,892	327,257	434,635	1,305,365
Total credit assets	2,161,759	843,307	1,318,452	3,728,846

December 31, 2023
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	700,120	274,641	425,479	1,176,130
Consumer
Mortgage	383,878	94,260	289,618	331,738
Small Business Loans
Financial Leases	699,803	383,127	316,676	1,263,274
Total credit assets	1,783,801	752,028	1,031,773	2,771,142
A portion of the Bank’s financial assets originated by the mortgage and commercial business has sufficiently low ‘loan to value’ (LTV) ratios, which results in no loss allowance being recognized in accordance with The Bank’s expected credit loss model. The carrying amount of such financial assets is COP 273,574 as at December 31, 2024 and COP 175,163 as at 31 December 2023.

Foreclosed assets and other credit mitigants
Assets received in lieu of payment (foreclosed assets) are recognized on the statement of financial position when current possession of the asset takes place.
Foreclosed assets such as immovable and movable property, equity securities and other financial assets, are received based on a commercial valuation, and their net realizable value is given by a specialized team.
During the years ended December 31, 2024 and 2023, the Bank entered into non-cash operating and investing activities related to restructured loans and returned properties that were transferred to assets held for sale and inventories amounting to COP 1,408,331 and COP 1,361,465, respectively.

The Bank classifies foreclosed assets after acknowledgment of the exchange operation according to the intention of use, as follows:
•Non-current assets held for sale.
•Other marketable assets.
•Other non-marketable assets.
•Inventories.
Collateral classified as non-current assets held for sale are those expected to be sold in the following 12 months. When there are market restrictions that do not allow their realization in less than 12 months and this period is extended, retroactive depreciation must be charged to results and the asset value will be reduced by the depreciation value.
Foreclosed assets classified as non-current assets held for sale are those expected to be sold in the following 12 months. The non-current assets held for sale that cease to comply with the guidelines of immediately sell, must be classified as “Other marketable assets” and if it’s necessary, their book value would be adjusted.
b.Risk Concentration – Loans and Advances
The analysis of credit risk concentration is done by monitoring the portfolio by groups such as: loan categories, maturity, past due days, economic sector, country and economic group, as shown here:
•Loans concentration by category
The composition of the credit portfolio in commercial, consumer, mortgage, financial leases and small business loans categories for the periods ending on December 31, 2024 and 2023, it is as follows:

Composition	2024	2023
In millions of COP
Commercial	153,252,811	134,687,396
Corporate	85,278,293	69,843,654
SME	15,203,496	14,200,557
Others	52,771,022	50,643,185
Consumer	55,815,683	54,591,769
Credit card	11,992,511	11,207,731
Vehicle	5,635,858	5,409,226
Payroll loans	10,381,247	9,461,889
Others	27,806,067	28,512,923
Mortgage	41,741,601	36,250,408
VIS[2]	16,183,280	12,997,624
Non- VIS	25,558,321	23,252,784
Financial Leases	27,291,604	27,277,057
Small Business Loans	1,352,209	1,145,017
Loans and advances to customers and financial institutions	279,453,908	253,951,647
Allowance for loans and advances and lease losses	(16,179,738)	(16,223,103)
Total net loan and financial leases	263,274,170	237,728,544
•Concentration of loan by maturity
The following table shows the ranges of maturity for the credit loans and financial leases, according for the remaining term for the completion of the contract of loans and financial leases at the end of December 2024 and 2023:

December 31, 2024
In millions of COP
Maturity	Less Than 1 Year	Between 1 and 5 Years	Between 5 and 15 Years	Greater Than 15 Years	Total
In millions of COP
Commercial	48,186,159	62,610,478	41,614,622	841,552	153,252,811
Corporate	29,076,028	32,243,275	23,454,114	504,876	85,278,293
SME	4,771,087	8,555,996	1,727,911	148,502	15,203,496
Others	14,339,044	21,811,207	16,432,597	188,174	52,771,022
Consumer	1,267,269	34,216,968	19,553,651	777,795	55,815,683
Credit card	234,325	9,587,518	2,170,668	-	11,992,511
Vehicle	81,066	3,270,554	2,283,873	365	5,635,858
Order of payment	47,981	2,261,874	7,525,578	545,814	10,381,247
Others	903,897	19,097,022	7,573,532	231,616	27,806,067
Mortgage	79,304	1,095,329	10,509,429	30,057,539	41,741,601
VIS	14,439	284,872	2,540,655	13,343,314	16,183,280

December 31, 2024
In millions of COP
Maturity	Less Than 1 Year	Between 1 and 5 Years	Between 5 and 15 Years	Greater Than 15 Years	Total
In millions of COP
Non-VIS	64,865	810,457	7,968,774	16,714,225	25,558,321
Financial Leases	1,804,964	8,586,693	13,202,556	3,697,391	27,291,604
Small business loans	194,013	919,392	208,405	30,399	1,352,209
Total gross loans and financial leases	51,531,709	107,428,860	85,088,663	35,404,676	279,453,908

December 31, 2023
In millions of COP
Maturity	Less Than 1 Year	Between 1 and 5 Years	Between 5 and 15 Years	Greater Than 15 Years	Total
Commercial	40,601,345	57,828,301	35,936,869	320,881	134,687,396
Corporate	22,360,108	27,329,312	19,970,727	183,507	69,843,654
SME	4,486,326	7,497,307	2,200,274	16,650	14,200,557
Others	13,754,911	23,001,682	13,765,868	120,724	50,643,185
Consumer	1,289,150	26,549,043	26,086,537	667,039	54,591,769
Credit card	417,390	1,755,518	9,034,823	-	11,207,731
Vehicle	55,295	2,982,439	2,371,163	329	5,409,226
Order of payment	57,211	1,872,546	7,061,605	470,527	9,461,889
Others	759,254	19,938,540	7,618,946	196,183	28,512,923
Mortgage	75,189	1,005,831	9,601,783	25,567,605	36,250,408
VIS	23,303	264,232	2,157,322	10,552,767	12,997,624
Non-VIS	51,886	741,599	7,444,461	15,014,838	23,252,784
Financial Leases	1,639,218	9,165,622	12,939,908	3,532,309	27,277,057
Small business loans	208,429	737,255	194,581	4,752	1,145,017
Total gross loans and financial leases	43,813,331	95,286,052	84,759,678	30,092,586	253,951,647
_______________________________________________________
2VIS: Social Interest Homes, corresponds to mortgage loans granted by the financial institutions of amounts less than 135 minimum wages.
•Concentration by past due days
The following table shows the loans and financial leases according to past due days for the periods ending on December 31, 2024 and 2023. Loans or financial leases are considered past due if it is more than one month overdue (i.e. 31 days):

December 31, 2024
In millions of COP
Past-due
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	More Than 360 Days	Total
Commercial	147,402,632	531,609	280,750	1,515,324	3,522,496	153,252,811
Consumer	51,393,527	1,761,496	624,945	1,776,361	259,354	55,815,683
Mortgage	38,560,253	1,184,755	285,466	830,743	880,384	41,741,601
Financial Leases	26,331,118	247,056	58,435	273,619	381,376	27,291,604
Small Business Loans	1,242,568	36,196	8,848	45,608	18,989	1,352,209
Total	264,930,098	3,761,112	1,258,444	4,441,655	5,062,599	279,453,908

December 31, 2023
In millions of COP
Past-due
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	More Than 360 Days	Total
Commercial	129,866,971	500,794	205,141	1,777,620	2,336,870	134,687,396
Consumer	49,418,431	2,244,017	794,005	1,994,748	140,568	54,591,769
Mortgage	33,524,034	1,290,817	212,433	599,351	623,773	36,250,408
Financial Leases	26,436,493	247,124	56,434	196,578	340,428	27,277,057
Small Business Loans	1,005,725	50,138	14,859	58,244	16,051	1,145,017
Total	240,251,654	4,332,890	1,282,872	4,626,541	3,457,690	253,951,647
•Concentration of loans by economic sector
The following table contains the detail of the portfolio of loans and financial leases by main economic activity of the borrower for the periods ending on December 31, 2024 and 2023:

December 31, 2024
In millions of COP
Economic sector	Loans and advances
	Local	Foreign	Total
Agriculture	5,520,414	2,813,604	8,334,018
Petroleum and Mining Products	2,126,602	636,010	2,762,612
Food, Beverages and Tobacco	10,132,520	2,164,911	12,297,431
Chemical Production	4,507,362	364,649	4,872,011
Government	10,256,608	627,705	10,884,313
Construction	14,441,608	9,134,115	23,575,723
Commerce and Tourism	24,920,337	8,480,380	33,400,717
Transport and Communications	12,313,907	597,216	12,911,123
Public Services	13,253,631	1,265,243	14,518,874
Consumer Services	61,263,015	35,692,512	96,955,527
Commercial Services	30,662,353	13,347,867	44,010,220
Other Industries and Manufactured Products	9,671,905	5,259,434	14,931,339
Total	199,070,262	80,383,646	279,453,908

December 31, 2023
In millions of COP
Economic sector	Loans and advances
	Local	Foreign	Total
Agriculture	5,162,973	2,488,789	7,651,762
Petroleum and Mining Products	1,846,238	234,523	2,080,761
Food, Beverages and Tobacco	9,147,936	888,429	10,036,365
Chemical Production	4,299,308	25,409	4,324,717
Government	8,369,707	887,448	9,257,155
Construction	16,202,035	5,561,782	21,763,817
Commerce and Tourism	23,803,830	11,068,049	34,871,879
Transport and Communications	9,574,318	351,176	9,925,494
Public Services	11,758,265	1,286,561	13,044,826
Consumer Services	59,032,642	32,965,565	91,998,207
Commercial Services	27,474,593	7,217,591	34,692,184
Other Industries and Manufactured Products	8,679,684	5,624,796	14,304,480
Total	185,351,529	68,600,118	253,951,647
•Credit concentration by country
The following information shows the concentration of the loans and financial leases by country in which the Bank are located as of December 31, 2024 and 2023:

December 31, 2024
In millions of COP
Country	Loans and advances	% Participation	Allowance for loans and advances and lease losses	% Participation
Colombia	190,956,423	68.33%	(12,490,991)	77.20%
Panamá	47,300,183	16.93%	(2,089,269)	12.91%
El Salvador	18,712,218	6.70%	(598,710)	3.70%
Guatemala	21,125,637	7.56%	(995,339)	6.15%
Puerto Rico	1,359,447	0.49%	(5,429)	0.03%
Total	279,453,908	100.00%	(16,179,738)	100.00%

December 31, 2023
In millions of COP
Country	Loans and advances	% Participation	Allowance for loans and advances and lease losses	% Participation
Colombia	181,951,462	71.65%	(13,133,577)	80.96%
Panamá	38,599,152	15.20%	(1,645,802)	10.14%
El Salvador	15,373,156	6.05%	(552,236)	3.40%
Guatemala	16,958,954	6.68%	(887,518)	5.47%
Puerto Rico	1,068,923	0.42%	(3,970)	0.02%
Total	253,951,647	100.00%	(16,223,103)	100.00%
•Credit concentration by economic group
As of December 31, 2024 and 2024, concentration of the 20 largest economic groups amounted to COP 39,877,880 M and COP 34,134,547 M, respectively. This exposure corresponds to all credit active operations of these groups.
c.Credit quality – Loans and Advances
The following information about credit quality of the borrower for the periods ending December 31, 2024 and 2023:

December 31, 2024
In millions of COP
Classification	Stage 1	Stage 2	Stage 3	Total
Commercial	137,761,467	5,545,788	9,945,556	153,252,811
Consumer	46,697,013	5,118,607	4,000,063	55,815,683
Mortgage	37,076,580	2,701,930	1,963,091	41,741,601
Small Business Loans	1,175,803	91,256	85,150	1,352,209
Financial Leases	22,561,434	3,212,710	1,517,460	27,291,604
Loans and Advances	245,272,297	16,670,291	17,511,320	279,453,908

December 31, 2023
In millions of COP
Classification	Stage 1	Stage 2	Stage 3	Total
Commercial	120,773,927	5,453,537	8,459,932	134,687,396
Consumer	46,060,615	4,407,067	4,124,087	54,591,769
Mortgage	32,210,648	2,628,654	1,411,106	36,250,408
Small Business Loans	774,571	260,303	110,143	1,145,017
Financial Leases	22,553,128	3,293,100	1,430,829	27,277,057
Loans and Advances	222,372,889	16,042,661	15,536,097	253,951,647
In order to determine the expected credit loss, the Bank considers the economic conditions and performance of the borrower’s industry, the analysis of payments behavior, events that could negatively affect the borrower’s ability to pay, among others factors.
The expected credit loss is determined either by a collective or individual evaluation according to the amount and characteristics of the loan. For further details please see Note 2 Significant Accounting Policies, section 7.4.5 Impairment of financial assets at amortized cost or at fair value through other comprehensive income “FVOCI”.
Impairment loan portfolio analyzed by individual evaluation at COP 6,527 billion, which represented 2.3% of the total portfolio of the Bank.

The table below shows Stage 3 loans and advances according to their type of evaluation for the periods ending December 31, 2024 and 2023:

December 31, 2024
In millions of COP
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
Commercial	6,007,099	3,443,047	3,938,457	2,854,636
Consumer	-	-	4,000,063	3,482,791
Mortgage	-	-	1,963,091	761,031
Financial Leases	519,462	290,932	997,998	444,282
Small Business Loan	-	-	85,150	54,279
Total	6,526,561	3,733,979	10,984,759	7,597,019

December 31, 2023
In millions of COP
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
Commercial	5,198,384	2,825,357	3,261,548	2,401,344
Consumer	-	-	4,124,087	3,460,299
Mortgage	-	-	1,411,106	553,370
Financial Leases	562,716	315,979	868,113	356,526
Small Business Loan	-	-	110,143	77,923
Total	5,761,100	3,141,336	9,774,997	6,849,462
Sensitivity analysis
The variables with the greatest influence for each country on the expected credit loss (ECL) assessment for the loan portfolio and financial leasing are:

Colombia:

•Consumer price index: due to its significant impact on the clients’ repayment capacity;
•Interest rates: because of its direct impact on the obligations’ repayment.

Panama:

•Consumer price index: due to its significant impact on the clients’ repayment capacity;
•Balance of trade: due to the influence on the client’s income.

El Salvador:

•Consumer price index: due to its significant impact on the clients’ repayment capacity;
•Budget balance: due to the effect of government spending and fiscal policies on the economy.

Guatemala:

•Consumer price index: due to its significant impact on the clients’ repayment capacity;
•Interest rates: because of its direct impact on the obligations’ repayment.

The change in the expected credit losses (ECL) at 31 of December 2024, as a result of a possible positive or negative 1% (100 basis points) change in those variables were assessed based on the assumptions used to calculate the ECL for each of the scenarios: base, optimistic and pessimistic, as following:

Interest Rate - Trade balance - Fiscal balance
In Millions of COP
		[+1%]	Unchanged	[-1%]
	[+1%]	182,233	88,755	4,983

Inflation	Unchanged	93,478	-	-83,772

	[-1%]	13,601	(79,877)	-163,649
The Bank has estimated the impact on the expected credit loss (ECL) assuming the forward-looking scenarios (e.g. optimistic and pessimistic) were weighted 100% instead of applying scenario probability weights across the two scenarios. The table below shows the impact on the expected credit loss (ECL) for each methodology:

Expected credit loss by scenarios
In millions of COP
	2024		2023
Methodologies	Optimistic	Pessimistic	Optimistic	Pessimistic
Collective methodology	(435,740)	368,782	(437,294)	343,209
Collateral methodology	(155,591)	173,438	(149,983)	137,172
Individual methodology(1)	(408,368)	763,362	(240,474)	605,152
Total	(999,699)	1,305,582	(827,751)	1,085,533
(1) For individual methodology, the applied scenarios are the base in the optimistic scenario and the alternative in the pessimistic scenario with a weighting of 100% each.
d.Credit Risk Management – Other Financial Instruments:
Each one of the positions that make up the portfolio complies with the policies and limits that seek to diminish credit risk exposure. Those policies are, among others:
•Term Limits: The Credit Committee evaluates and reviews the result of the authorized model for the different counterparties according to quantitative and qualitative variables, allowing it to establish the maximum term to which the Bank wishes to have exposure..
•Credit Limits: Approved limits under the model and with authorization from the Credit Committee, as well as the exposure, are monitored in line or batch, in such a way as to mitigate the occurrence of excesses and, in the event that there is a need for them, applies to the current attribution system.
•Counterparty Limits: These limits, derived from the credit limits or from allocation models and are verified by the Front Office prior to the close of operations.
•Master Agreement: These bilateral agreements describe the handling of operations between the counterparties in accordance with good international practices and that limit the legal and financial risk under the occurrence of events of default (failure to pay or delivery). Mitigation mechanisms, procedures to be carried out in the case of these events of default, special conditions by type of operation and that are applied to OTC derivatives, Repos and other securities financing transactions, are all agreed upon.
•Margin Agreements: For OTC derivatives operations and other securities financing transactions, agreements that regulate the administration of guarantees, haircuts, adjustment periods, minimum transfer amounts, etc., and that limit risk for a period of time (one day, one week, etc.), are established for counterparties involved in the operation.
•Counterparty Alerts: There are financial, qualitative and market indicators that allow the Bank to establish damages to the credit quality of an issuer or counterparty.
e.Credit Quality Analysis - investment financial instruments:
In order to evaluate the credit quality of a counterparty or issuer (to determine a risk level or profile), the Bank relies on two rating systems: an external one and an internal one, both of which allow to identify a degree of risk differentiated by segment and country and to apply the policies that have been established for issuers or counterparties with different levels of risk, in order to limit the impact on liquidity and/or the income statement of the Bank.
External credit rating system is divided by the type of rating applied to each instrument or issuer; in this way the geographic location, the term and the type of instrument allow the assignment of a rating according to the methodology that each examining agency uses.
Internal credit rating system: the “ratings or risk profiles” scale is created with a range of levels that go from low risk to high risk (this can be reported in numerical or alphanumerical scales), where the rating model is sustained by the implementation and analysis of qualitative and quantitative variables at sector level, which according to the relative analysis of each variable, determine credit quality; in this way the internal credit rating system aims to establish adequate margin in decision-making regarding the management of financial instruments.
Credit Quality Analysis of the Bank

Maximum Exposure to Credit Risk
In millions of COP
	Debt instruments		Equity		Other financial instruments(1)		Derivatives(2)
	2024	2023	2024	2023	2024	2023	2024	2023
Low Risk	29,130,380	21,078,496	363,198	220,967	1,712	21,976	834,821	1,711,788
Medium Risk	4,873,025	827,469	57,119	17,354	16,479	-	1,154	316
High Risk	2,580,107	3,242,504	677	587	2,966	2,966	7,086	17,327
Without Rating	-	-	590,316	304,302	13,228	13,377	86,437	95,319
Total	36,583,512	25,148,469	1,011,310	543,210	34,385	38,319	929,498	1,824,750
(1)Corresponds to SAFE "Simple Agreement for Future Equity".
(2)For derivatives transactions counterparty risk is disclosed as long as the valuation is positive.
In accordance with the criteria and considerations specified in the internal rating allocation and external credit rating systems methodologies, the following schemes of relation can be established, according to credit quality given to each one of the qualification scales:
Low Risk: All investment grade positions (from AAA to BBB-), as well as those issuers that according to the information available (financial statements, relevant information, external ratings, CDS, among others) reflect adequate credit quality.
Medium Risk: All speculative grade positions (from BB+ to BB-), as well as those issuers that according to the available information (Financial statements, relevant information, external qualifications, CDS, among others) reflect weaknesses that could affect their financial situation in the medium term.
High Risk: All positions of speculative grade (from B+ to D), as well as those issuers that according to the information available (Financial statements, relevant information, external qualifications, CDS, among others) reflect a high probability of default of financial obligations or that already have failed to fulfill them.
•Financial credit quality of other financial instruments that are not in default nor impaired in value
Debt instruments: 100% of the debt instruments are not in default.
Equity: The positions do not represent significant risks.
Derivatives: 99.9% of the credit exposure does not present incidences of material default. The remaining percentage corresponds to default events at the end of the period.
•Maximum exposure level to the credit risk given:

Maximum Exposure to Credit Risk
In millions of COP
	Maximum Exposure		Collateral(1)		Net Exposure
	2024	2023	2024	2023	2024	2023
Debt instruments	36,583,512	25,148,469	(1,669,011)	(1,407,484)	34,914,501	23,740,985
Derivatives **	929,498	1,824,750	(589,098)	(698,662)	340,400	1,126,088
Equity	1,011,310	543,210	-	-	1,011,310	543,210
Other financial instruments	34,385	38,319	-	-	34,385	38,319
Total	38,558,705	27,554,748	(2,258,109)	(2,106,146)	36,300,596	25,448,602
•Analysis of the maturity of other financial instruments past due but not impaired
–Debt instruments: Portfolio does not present past due nor impaired assets.
–Equity: Portfolio does not present impaired assets.
–Derivatives: The past due assets are not material.
•The information corresponding to the individual evaluation of impairment at the end of the period for other financial instruments, is detailed as follows:
Debt instruments

Maximum Exposure to Credit Risk
In millions of COP
	Exposure		Impairment		Final Exposure
	2024	2023	2024	2023	2024	2023
Fair Value	28,119,697	18,244,584	6,513	5,562	28,113,184	18,239,022
Amortized Cost	8,463,815	6,903,885	58,937	55,803	8,404,878	6,848,082
Total	36,583,512	25,148,469	65,450	61,365	36,518,062	25,087,104
Equity

Maximum Exposure to Credit Risk
In millions of COP
	Exposure		Impairment		Final Exposure
	2024	2023	2024	2023	2024	2023
Fair Value through profit or loss	537,213	98,853	-	-	537,213	98,853
Fair Value through OCI	474,097	444,357	-	-	474,097	444,357
Total	1,011,310	543,210	-	-	1,011,310	543,210
Collateral- investment financial instruments:
Level of collateral: respect to the type of asset or operation, a collateral level is determined according to the policies defined for each product and the market where the operation is carried out.
Assets held as collateral in organized markets: the only assets that can be received as collateral are those defined by the central counterparties, the stock market where the operation is negotiated, those assets that are settled separately in different contracts or documents, which can be managed by each organization and must comply with the investment policies defined by the Bank, taking into account the credit limit for each type of asset or operation received or delivered, which collateral received are the best credit quality and liquidity.
Assets received as bilateral collateral between counterparties: the collateral accepted in international OTC derivative operations is agreed on bilaterally in the Credit Support Annex (CSA)[2] and with fulfillment in cash in dollars and managed by Citibank N.A.. This company acts on behalf of Bancolombia for making international margin calls and providing a better management of the collateral.
Collateral adjustments for margin agreements: the adjustments will be determined by the criteria applied by both the external and internal regulations in effect, and at the same time, mitigation standards are maintained so that the operation fulfills the liquidity and solidity criteria for settlement. Among the main characteristics by product or market, we have:
–With respect to the derivative operations, these are carried out daily, with threshold levels of zero for the majority of counterparties, which reduces the exposure to a term that does not exceed 10 days, according to Basel.
–For buy-sell backs, repos and other securities financing transactions, daily monitoring is done in order to establish the need to adjust the collateral in such a way that these are applied in as little time as possible, according to the contracts or market conditions.
–For all international counterparties, margin agreements that limit exposure to the maximum and with a daily adjustment period are celebrated. These margin agreements are celebrated under ISDA(International Swaps and Derivatives Association)[3] and GMRA (Global Master Repurchase Agreement)[4] both for OTC derivatives and securities financing transactions.
–For every local counterparty, the local framework agreement is signed (agreement developed by the industry) and the mitigating actions to apply in each operation are agreed upon, whether for margin agreements, re-couponing, early termination, among others.
–For repos, buy-sell backs and other securities financing transactions, these are agreed upon by organized markets that in general implicate complying with haircut or additional collateral rules.
–The central counterparty carries out daily control and monitoring processes in order to comply with the rules imposed by these organizations in such a way that we are always making daily adjustments at the demanded collateral level.
•Level of collateral held:

Maximum Exposure to Credit Risk
In millions of COP
	Maximum Exposure		Collateral(1)		Net Exposure
	2024	2023	2024	2023	2024	2023
Debt instruments	36,583,512	25,148,469	(1,669,011)	(1,407,484)	34,914,501	23,740,985
Derivatives **	929,498	1,824,750	(589,098)	(698,662)	340,400	1,126,088
Equity	1,011,310	543,210	-	-	1,011,310	543,210
Other financial instruments	34,385	38,319	-	-	34,385	38,319
Total	38,558,705	27,554,748	(2,258,109)	(2,106,146)	36,300,596	25,448,602
(1) Collateral Held (-) and Collateral Pledged (+).
f.Credit risk concentration - other financial instruments:
According to the regulations, the Bank must control on a daily basis the risk of positions of the Bank’s companies where the same issuer or counterparty stands, below the legal limits.
By the same way, the positions of the Bank are verified in respect of the authorized risk levels in each country in order to guarantee the alerts and positions limits, that are considered outside of the Bank risk appetite.

	Debt instruments		Equity		Other financial instruments(1)		Derivatives(2)
	2024	2023	2024	2023	2024	2023	2024	2023
Sector Concentration
Corporate	4,764,748	3,675,913	337,332	279,396	16,479	23,887	362,568	951,573
Financial	5,612,993	4,626,294	252,731	211,037	17,906	14,432	317,722	870,598
Government	26,201,390	16,827,596	-	-	-	-	829	-
Funds ETF	4,381	18,666	421,247	52,777		-	248,379	2,579
Total	36,583,512	25,148,469	1,011,310	543,210	34,385	38,319	929,498	1,824,750
Concentration by Region
North America	6,109,348	4,666,195	273	197	-	-	132,870	344,639
Latam	30,441,888	20,440,893	706,437	529,033	34,385	38,319	426,424	1,009,595
Europe	32,276	41,381	3,908	-	-	—	147,533	467,937
Others (Includes Funds and ETF)	-	—	300,692	13,980	-	-	222,671	2,579
Total	36,583,512	25,148,469	1,011,310	543,210	34,385	38,319	929,498	1,824,750
(1)Corresponds to SAFE "Simple Agreement for Future Equity".
(2)For derivatives transactions counterparty risk is disclosed as long as the valuation is positive.
Risk exposure by credit rating

Maximum Exposure to Credit Risk
In millions of COP
	Other financial instruments(1)
	2024	2023
Sovereign Risk	14,487,622	7,520,002
AAA	10,113,581	9,613,353
AA+	4,714,501	2,934,561
AA	770,266	761,139
AA-	68,124	285,253
A+	906,847	763,754
A	465,978	465,025
A-	352,619	396,755
BBB+	587,802	604,672
BBB	221,092	243,820
BBB-	219,676	1,808,396
Other	4,960,616	1,745,020
Not rated	689,981	412,998
Total	38,558,705	27,554,748
(1) Internal homologation
At the end of the year, the Bank’s positions are not in excess of the concentration limit, according to the applicable laws.
Market risk
Market risk refers to the risk of losses in the Bank’s treasury book due to changes in equity prices, interest rates, foreign-exchange rates and other indicators whose values are set in a public market. It also refers to the probability of unexpected changes in net interest income and equity economic value of equity as a result of a change in market interest rates.
Market risk stems from the following activities at the Bank:
a)Trading: Includes purchase - sale and positioning mainly in fixed income securities, equities, currencies and derivatives, as well as the financial services provided to customers, such as brokerage. Trading instruments are recorded in the treasury book and are managed by the Treasury Division which is also responsible for the aggregated management of exchange rate exposures arising from the banking book and treasury book.
Market risk can also arise from the crypto market fluctuations that affect our crypto assets portafolio held in reserve to facilitate our clients activities of Wenia, our digital asset company in Bermudas, which is the only company in Grupo Bancolombia authorized to take this kind of assets, according to our internal policies.
b)Balance sheet management: Includes the Bank's assets and liabilities that are not part of the treasury and those operations intended to cover the banking book. The Assets Liability Management Division is responsible for the balance sheet management, preserving the stability of the financial margin and the economic value of equity, maintaining adequate levels of liquidity and solvency. Non-trading instruments are recorded in the Bank’s banking book (the “Banking Book”), which includes primarily loans, time deposits, checking accounts and savings accounts.
In the Bank, the market risks are identified, measured, monitored, controlled and reported in order to support the decision-making process for their mitigation, and to create greater shareholder value added.
The guidelines, policies and methodologies for market risks management are approved by the Board of Directors, thus guaranteeing the congruence and consistency in the risk appetite among subsidiaries. Each country has a local Market and Liquidity Risk Management Office that applies at an individual level the principles of the Bank´s Market Risks Management Strategy. The Board of Directors and senior management have formalized the policies, procedures, strategies and rules of action for market risk administration in its “Market Risk Manual”. This manual defines the roles and responsibilities within each subdivision of the Bank and their interaction to ensure adequate market risk administration.
The Bank´s Corporate Market and Liquidity Risks Management Office, responsible for monitoring and permanently controlling compliance with the limits established, is set up with clear independence from the trading and businesses units, ensuring enforcement authority. This independent control function is complemented by regular reviews conducted by the Internal Audit.
The Bank’s Corporate Market and Liquidity Risks Management Office is responsible for: (a) identifying, measuring, monitoring, and controlling the market risk inherent in the Bank’s businesses: (b) the Bank’s exposure under stress scenarios and confirming compliance with the Bank’s risk management policies: (c) designing the methodologies for valuation of the market value of certain securities and financial instruments: (d) reporting to senior management and the Board of Directors any violation of the Bank’s risk management policies: (e) reporting to the senior management on a daily basis the levels of market risk associated with the trading instruments recorded in its treasury book, and (f) proposing policies to the Board of Directors and to senior management that ensure the maintenance of predetermined risk levels. The Bank has also implemented an approval process for new products across each of its subdivisions. This process is designed to ensure that each subdivision is prepared to incorporate the new product into its procedures, that every risk is considered before the product is incorporated and that approval is obtained from the Board of Directors before the new product can be sold.
Market risks arising from trading instruments are measured at the Bank using two different Value at Risk (VaR) methodologies: the standard methodology required by the SFC, and the internal methodology of historical simulation. The standard methodology is established by “Chapter XXXI of the Basic Accounting Circular”, based on the model recommended by the Amendment to the Capital Accord to Incorporate Market Risks of Basel Committee, and is reflected in the Bank’s Capital Adequacy (Solvency) ratio. The internal methodology of weighted historical simulation uses a confidence level of 99%, a holding period of 10 days, and a time frame of one year or at least 250 days from the reference date of the VaR calculation is used, for digital assets the internal methodology uses a holding period of 1 days and a time frame of 4 years, using a multivariate GARCH family model. The standard methodology is used to report the market risk exposure to the Financial Superintendency and is also used to measure the capital requirements for the Bank, therefore the analysis below is based on information obtained from this model.

The Bank’s VaR limits structure for trading activities, is sufficiently granular to conduct an effective control of the various types of market risk factors on which an exposure is held. It ensures that the market risk is not concentrated in certain asset classes and maximizes the portfolio diversification effect. These limits are defined by companies, products or by risk takers. The majority of the limits are based on the maximum VaR values to which a certain portfolio can be exposed, nevertheless, loss triggers, stop loss and sensitivity warning levels are also set, especially in the derivatives portfolios. The limits are approved by the Board of Directors, and set based on factors such as tolerance for losses, capital resources and market´s complexity and volatility. They are monitored daily, and their excesses or violations are reported to the Board of Directors and the Risk Committee.
In order to capture the tail risks, the Expected Shortfall is estimated, with a confidence interval of 97.5%, which corresponds to the expected value of the losses that are greater than or equal to the VaR.Additional measurements such as stress tests are performed, to identify extreme unusual situations that could cause severe losses. Stress simulations include historical events and hypothetical scenarios. Back testing or model validation techniques through comparison of predicted and actual loss level are applied on a regular basis to analyze and contrast the accuracy of the VaR calculation methodology in order to confirm its reliability, and make adjustments to the models if necessary.
Within the control and monitoring processes of market risks, reports are elaborated on a daily and monthly basis. They include an analysis of the most relevant risk measures and allow for monitoring the exposure levels to market risks and to the legal and internal limits established for each one of the levels of the Bank. These reports are taken as an input for the decision-making process in the different Committees and management of the Bank.
For management and control of the market risks of activities other than trading, the Bank uses a comprehensive approach, with a short-term vision, measuring the sensitivity of the net interest margin over a one-year horizon, and a long-term vision, estimating the impact on the economic value of equity through different scenarios. Additionally, triggers are defined for monitoring and controling exposure to the interest rate risk of the banking book positions, which are periodically reported to Senior Management.
The market risk management of the positions in the banking book is carried out in a decentralized and independent manner in each of the banking entities of the Bank, by the Asset and Liability Management areas, in the Finance Department.
Market Risk and banking book's interest rate risk management

The following section describes the market risks to which the Bank is exposed and the tools and methodologies used to measure these risks as of December 31, 2024. The Bank faces market risk as a consequence of its lending, trading and investments businesses.
The Bank uses VaR calculation to limit its exposure to the market risk of its Treasury Book. The Board of Directors is responsible for establishing the maximum VaR based on its assessment of the appropriate level of risk for Bancolombia. The Risks Committee is responsible for establishing the maximum VaR for each company and the Propietary Trading Risks Committee is responsible for establishing the maximum VaR by type of investment. These limits are supervised on a daily basis by the Market Risk Management Office.
For the management of the interest rate risk of the banking book, the Bank estimates the impact of changes in market rates on the net interest income and the economic value of equity. In addition, the foreign currency exchange rate exposures arising from the banking book are provided to the Treasury Division where these positions are aggregated and managed.

a.Measurement of market risk of trading instruments
The Bank currently measures the treasury book exposure to market risk (including OTC derivatives positions) as well as the currency risk exposure of the banking book, which is provided to the Treasury Division, using a VaR methodology established in accordance with “Chapter XXXI of the Basic Accounting Circular”, issued by the SFC.
The VaR methodology established by “Chapter XXXI of the Basic Accounting Circular” is based on the model recommended by the Amendment to the Capital Accord to Incorporate Market Risks of Basel Committee, which focuses on the treasury book and excludes investments classified as amortized cost which are not being given as collateral and any other investment that comprises the banking book, such as non-trading positions excluding the currency risk position stemming from investment in affiliated but not consolidated entities denominated in foreign currencies. In addition, the methodology aggregates all risks by the use of correlations, through an allocation system based on defined zones and bands, affected by given sensitivity factors.
The total market risk for the Bank is calculated by the arithmetical aggregation of the VaR calculated for each subsidiary. The aggregated VaR is reflected in the Bank’s Capital Adequacy (Solvency) ratio, in accordance with Decree 2555 de 2010.
For purposes of VaR calculations, a risk exposure category is any market variable that is able to influence potential changes in the portfolio value. Taking into account a given risk exposure, the VaR model assesses the maximum loss not exceeded, over a given period of time. The fluctuations in the portfolio’s VaR depend on volatility, modified duration and positions changes relating to the different instruments that are subject to market risk.
The relevant risk exposure categories for which VaR is computed by the Bank according to “Chapter XXXI, Appendix VI of the Basic Accounting Circular” are: (i) interest rate risks relating to local currency, foreign currency and UVR; (ii) currency risk; (iii) stock price risk; (iv) fund risk. and (v) credit default swaps risk.
•Interest Rate Risk (Treasury Book)
The interest rate risk is the probability of decrease in the market value of the position due to fluctuations in market interest rates. The Bank calculates the interest rate risk for positions in local currency, foreign currency and UVR separately; in accordance with Chapter XXXI of the Basic Accounting Circular issued by the SFC.
In the first instance, the interest rate risk exposure is determined by the sensitivity calculation for the net position of each instrument. This sensitivity is calculated as the net present value (NPV) of each instrument, its corresponding modified duration and the estimated variation of interest rates. The possible variations in the interest rates are established by the SFC according to the historical behavior of these variables in the markets, and they are a function of the duration and currency, as seen in the following table:

		Modified Duration		Changes in Interest Rates (bps)
Zone	Band	Lower Limit	Upper Limit	Legal Currency	UVR	Foreign Currency
	1	0	0.08	274	274	100
Zone 1	2	0.08	0.25	268	274	100
	3	0.25	0.5	259	274	100
	4	0.5	1	233	274	100
	5	1	1.9	222	250	90
Zone 2	6	1.9	2.8	222	250	80
	7	2.8	3.6	211	220	75
	8	3.6	4.3	211	220	75
	9	4.3	5.7	172	200	70
	10	5.7	7.3	162	170	65
Zone 3	11	7.3	9.3	162	170	60
	12	9.3	10.6	162	170	60
	13	10.6	12	162	170	60
	14	12	20	162	170	60
	15	20		162	170	60
Once the sensitivity factor is calculated for each position, the modified duration is then used to classify each position within its corresponding band. A net sensitivity is then calculated for each band, by determining the difference between the sum of all long-positions and the sum of all short-positions. Then a net position is calculated for each zone (which consists of a series of bands) determined by the SFC. The final step is to make adjustments within each band, across bands and within each zone, which results in a final number that is the interest rate risk VaR by currency. Each adjustment is performed following the guidelines established by the SFC.
The Bank’s exposure to interest risk primarily arises from investments in Colombian government’s treasury bonds (TES) and other Colombian government securities.
•Currency (Treasury and Banking Book), Equity (Treasury Book) and Fund (Treasury Book) Risk
The VaR model uses a sensitivity factor to calculate the probability of loss due to fluctuations in the price of stocks, funds and currencies in which the Bank maintains a position. As previously indicated, the methodology used in these financial statements to measure such risk consists of computing VaR, which is derived by multiplying the position by the maximum probable variation in the price of such positions (“∆p”). The (“∆p”) is determined by the SFC, as shown in the following table:

Currency	Sensitivity Factor
United States Dollar	12.49%
Euro	11.00%
Other currencies	13.02%
Equity and Fund Risk	14.70%
The SFC according to historical market performance establishes the interest rate’s fluctuations and the sensitivity factors for currency, equity and fund risk used in the model.
•Total Market Risk VaR
The total market risk VaR is calculated as the algebraic sum of the interest rate risk, the currency risk, the stock price risk, fund risk and the credit default swaps risk which are calculated as the algebraic sum of the Parent Company and each of its subsidiaries’ exposure to these risks. Currently, the Bank not present exposure to credit default swaps risk.
The total market risk VaR had a 54.9% increase, from COP 1,096,000 in December 31, 2023 to COP 1,697,566 as of December 31, 2024. This increase was highlighted by the foreign exchange rate risk, driven by a greater exposure to the US Dollar. This was followed by an increase in exposure to the interest rate factor, driven by higher investments in Colombian government’s treasury bonds (TES). Additionally, factors related to equity and fund risk portfolios showed an increase, mainly due to valuations in the Colombia Real Estate Fund.

The following table presents the total change in market risk and other risk factors.

December 2024
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate Risk VaR	540,397	507,425	586,194	433,465
Foreign Exchange Rate Risk VaR	764,920	554,900	764,920	364,421
Equity Risk VaR	360,287	351,134	360,287	340,363
Fund Risk VaR	31,962	25,653	31,962	18,005
Total Value at Risk	1,697,566	1,439,112

December 2023
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate Risk VaR	405,467	418,472	542,464	383,914
Foreign Exchange Rate Risk VaR	332,662	185,624	374,407	51,410
Equity Risk VaR	342,024	332,443	347,539	312,136
Fund Risk VaR	15,847	23,292	27,923	15,847
Total Value at Risk	1,096,000	959,831
*As of December 31, 2024, the proprietary cryptocurrency portfolio of Wenia amounted to USD 956.3 thousand, with a Value at Risk (VaR) of USD 17.2 thousand. The VaR was calculated using an internal methodology based on a Dinamic Conditional Correlation (DCC) GARCH model, with a one-day time horizon and a 99% of confidence level.

Between December 31, 2024 and 2023, the average Total VaR was COP 1,439 billion, the maximum value COP 1,734 billion, and the minimum value COP 1,182 billion.

•Assumptions and Limitations of VaR Models
Although VaR models represent a recognized tool for risk management, they have inherent limitations, including reliance on historical data that may not be indicative of future market conditions or trading patterns. Accordingly, VaR models should not be viewed as predictive of future results. The Bank may incur losses that could be materially in excess of the amounts indicated by the models on a particular trading day or over a period of time, and there have been instances when results have fallen outside the values generated by the Bank’s VaR models. A VaR model does not calculate the greatest possible loss. The results of these models and analysis thereof are subject to the reasonable judgment of the Bank’s risk management personnel.
•The Bank’s results could adversely affected with high inflation rate
High level of inflation increases interest rates and reduces the market value of the Bank´s debt instruments and increases the market risk in general. Inflation also impacts the real interest rate. When the inflation rate is higher than the nominal interest rate, negative real interest rates discourage saving and the greater variability increases uncertainty and risk, not only in the loan market but also in the stock market.
b.Non-trading instruments market risk measurement
The banking book’s relevant risk exposure is interest rate risk, which is the probability of unexpected changes in net interest income or in the economic value of equity as a result of a change in market interest rates. Changes in interest rates affect the Bank’s earnings because of timing differences on the repricing of the assets and liabilities. The Bank manages the interest rate risk arising from banking activities in non-trading instruments by analyzing the interest rate mismatches between its interest earning assets and its interest bearing liabilities, and estimates the impact on the net interest income and the economic value of equity. The foreign currency exchange rate exposures arising from the banking book are provided to the Treasury Division where these positions are aggregated and managed.
•Interest Risk Exposure (Banking Book)
The Bank has performed a sensitivity analysis of market risk sensitive instruments estimating the impact on the net interest income of each position in the Banking Book, using a repricing model and assuming positive parallel shifts of 100 basis points (bps).
The table 1 provides information about Bancolombia’s interest rate sensitivity for the statement of financial position items comprising the Banking Book.
Table 1. Sensitivity to Interest Rate Risk of the Banking Book
The chart below provides information about Bancolombia’s interest rate risk sensitivity in local currency (COP) at December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023
In millions of COP
Assets sensitivity 100 bps	1,262,776	1,152,782
Liabilities sensitivity 100 bps	915,528	595,749
Net interest income sensitivity 100 bps	347,248	557,033
The chart below provides information about Bancolombia’s interest rate risk sensitivity in foreign currency (US dollars) at December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
In millions of USD
Assets sensitivity 100 bps	76,219	75,052
Liabilities sensitivity 100 bps	83,051	74,800
Net interest income sensitivity 100 bps	(6,832)	252
A positive net sensitivity denotes a higher sensitivity of assets than of liabilities and implies that a rise in interest rates will positively affect the Bank´s net interest income. A negative sensitivity denotes a higher sensitivity of liabilities than of assets and implies that a rise in interest rates will negatively affect the Bank´s net interest income. In the event of a decrease in interest rates, the impacts on net interest income would be opposite to those described above.
Total Exposure:
The net interest income sensitivity in local currency for the banking book instruments, entered for other than trading purposes with positive parallel shifts of 100 basis points was COP 347,248. The variation in the sensitivity of the net interest margin between December 2023 and December 2024 is due to the increase in the sensivity of demand deposits .
On the other hand, the sensitivity to the net interest margin in foreign currency, assuming the same parallel shift of 100 basis points, presented a increase between December 2024 and December 31, 2023, due to increase in demand deposits and time deposits.

•Assumptions and Limitations
Net interest income sensitivity analysis is based on the repricing model and considers the following key assumptions: (a) does not consider prepayments for Banistmo, BAM, Bancolombia Panamá, Bancolombia Puerto Rico y Banco Agrícola, new operations, defaults, etc., (b); the fixed rate instruments sensitivity, includes the amounts with maturity lower than one year and assumes these will be disbursed at market interest rates and (c) changes in interest rate occur immediately and parallel in the yield curves from assets and liabilities for different maturities.

•Structural equity risk exposure (Banking Book)
Bancolombia’s investment banking affiliate, in its role of financial corporation, holds, directly and through its affiliated companies, structural equity investments. These positions are maintained mostly in the industrial and financial sectors. The market value of those investments decreased by 11.9% during the year, from COP 41,096 million as of December 31, 2023 to COP 36,226 million as of December 31, 2024, mainly, as a result of the reduction in the market value of the investments in Enka Shares.

The structural equity positions are exposed to market risk. Sensitivity calculations are made for those positions:

	December 31, 2024	December 31, 2023
Fair Value	36,226	41,096
Delta	14.70%	14.70%
Sensitivity	5,325	6,041
A negative impact of 14.7%, applied to the market value, produces a decrease of COP 5 billion in the structural equity investments market value.
Liquidity risk
Liquidity risk is defined as the inability of a financial firm to meet its debt obligations without incurring unacceptably large losses. Thus, funding liquidity risk is the risk that a firm will not be able to meet its current and future cash flow and collateral needs, both expected and unexpected, without materially affecting its daily operations or overall financial condition. The Bank is sensitive to funding liquidity risk since debt maturity transformation is one of its key business areas.
At the Bank, liquidity prevails over any objective of growth or revenue. Managing liquidity has always been a fundamental pillar of its business strategy, together with capital, in supporting its statement of financial position.
The Bank’s liquidity management model promotes the autonomy of subsidiaries, which must be self-sufficient in their structural funding. Each subsidiary is responsible for meeting the liquidity needs of its current and future activity, within a framework of management coordination at the Bank level. The metrics used to control liquidity risk are developed based on common and homogeneous concepts, but analysis and adaptation are made by each subsidiary.
In line with best governance practices, the Bank has established a clear division of function between executing liquidity management, responsibility of the Asset and Liability Division, and their monitoring and control, responsibility of the Market and Liquidity Risks Management Office.
The different authorities of senior management define the policies and guidelines for managing liquidity risk. These authorities are the Board of Directors, the Risk Committee, and senior management of the Parent Company, which set the risk appetite and define the financial strategy. The ALCO committees (Asset and liability committee) define the objective positioning of liquidity and the strategies that ensure the funding needs derived from businesses. The ALM division (Asset and liability management) and the Market and Liquidity Risks Management Office support the mentioned committees, which elaborate analysis and management proposals, and control compliance with the limits established.
Liquidity Risks Management Office is responsible for proposing the minimum amount of the liquidity reserve, the policies of the liquidity portfolio, defining premises and metrics in order to model the behaviour of the cash flows, proposing and monitoring liquidity limits in line with the Bank's risk appetite, simulating stress scenarios, evaluating and reporting the risks inherent to new products and operations; and submitting the reports required by the internal authorities for decision-making, as well as by regulators. All of the above activities are verified and evaluated by the Internal Audit.
The measures to control liquidity risk include maintaining a portfolio of highly liquid assets, and the definition of triggers and liquidity limits, which enable evaluating the level of exposure of each one of the entities in a proactive way.
The methodologies used to control liquidity risk include the liquidity gaps and stress scenarios. The liquidity gaps measure the mismatches of assets, liabilities and off-balance sheet position´s cash flows, separately for local currency and foreign currency. Regulatory metrics are also applied, in which the contractual maturities are used; and internal models in which the cash flows are adjusted by different ratios, to reflect a more accurate behaviour.
Periodically, a validation of the policies, limits, processes, methodologies and tools to evaluate liquidity risk exposure is performed, in order to establish its pertinence and functionality, and to carry out the necessary adjustments. The Market and Liquidity Risks Management Office elaborate reports daily, weekly and monthly basis in order to monitor the exposure levels and the limits and triggers set up, and to support the decision-making process.
Each subsidiary has its own liquidity contingency plan, which is tested annually. These contingency plans procure the optimization of different funding sources, including obtaining additional funding from the Parent Company.
Liquidity risk management
The Bank’s Board of Directors sets the strategy for managing liquidity risk and delegates responsibility for oversight of the implementation of this policy to ALCO committee that approves the Bank’s liquidity policies and procedures. The Treasury Division manages the Bank’s liquidity position on a day-to-day basis and reviews daily reports covering the liquidity position. A summary report, including any exceptions and remedial action taken, is submitted regularly to Risk Committee and ALCO committees.
a.Liquidity risk exposure:
In order to estimate liquidity risk, the Bank measures a liquidity coverage ratio to ensure holding liquid assets sufficient to cover potential net cash outflows over 30 days. This indicator allows the Bank to meet liquidity coverage for the next month. The liquidity coverage ratio is presented as follows:

Liquidity Coverage Ratio	December 31, 2024	December 31, 2023
Net cash outflows into 30 days	23,887,074	13,752,496
Liquid Assets	59,617,840	50,680,823
Liquidity coverage ratio(1)	249.58%	368.52%
(1) The minimum level required of the liquidity coverage ratio by the legal norm is 100%.

b.Liquid Assets
One of the main guidelines of the Bank is to maintain a solid liquidity position, therefore, the ALCO Committee, has established a minimum level of liquid assets, based on the funding needs of each subsidiary, to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Bank’s reputation.
The following table shows the liquid assets held by Bank:

Liquid Assets(1)	December 31, 2024	December 31, 2023
High quality liquid assets(2)
Cash	27,931,834	25,273,317
High quality liquid securities	24,862,861	19,951,771
Other Liquid Assets
Other securities(3)	6,823,145	5,455,735
Total Liquid Assets	59,617,840	50,680,823
(1)Cash and those liquid assets received by the Central Bank for its operations expansion and monetary contraction are the assets with highest liquidity. Liquid assets are adjusted by a haircut. The following are considered as liquid assets: cash, repos held for trading and investments held for trading in listed shares in Colombia’s stock exchange, in investment funds units or in other trading debt instruments.
(2) High-quality liquid assets: cash and shares that are eligible to be reportable or repo operations, in addition to those liquid assets that the Central Bank receives for its monetary expansion and contraction operations described in paragraph 3.1.1 of the Foreign Regulatory Circular DODM-142 of the Bank of the Republic.
(3) Other Securities: Securities issued by financial and corporate entities.

c.Contractual maturities of financial assets
The tables below set out the remaining contractual maturities of principal and interest balances of the Bank’s financial assets:
Contractual maturities of financial assets December 31, 2024

Financial Assets	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	24,881,536
Interbank borrowings - Repurchase agreements	7,815,791	146,772
Financial assets investments	2,303,523	13,929,810	13,318,529	5,257,338	7,910,771
Loans and advances to customers	13,067,571	102,476,191	106,645,598	61,320,760	113,075,471
Derivative financial instruments	8,858,966	5,306,353	2,288,557	757,393	847,796
Total financial assets	56,927,387	121,859,126	122,252,684	67,335,491	121,834,038
Contractual maturities of financial assets December 31, 2023

Financial Assets	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	24,461,384	-	-	-	-
Interbank borrowings - Repurchase agreements	14,497,024	452,847	-	-	-
Financial assets investments	2,467,493	12,311,055	5,462,198	2,597,787	5,525,545
Loans and advances to customers	12,474,473	90,653,852	96,770,268	57,038,679	104,103,871
Derivative financial instruments	3,922,735	12,977,266	4,141,896	1,699,943	1,405,850
Total financial assets	57,823,109	116,395,020	106,374,362	61,336,409	111,035,266
d.Contractual maturities of financial liabilities
The tables below set out the remaining contractual maturities of principal and interest balances of the Bank’s financial liabilities:
Contractual maturities of financial liabilities December 31, 2024:

Financial Liabilities	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	162,015,643
Time deposits from customers	16,673,292	64,079,401	16,502,005	5,879,599	17,667,549
Interbank deposits-Repurchase agreements	1,801,163	46,538	—
Borrowings from other financial institutions	381,534	8,811,727	3,537,113	1,815,062	2,013,978
Debt securities in issue	56,666	1,698,794	6,917,904	1,131,868	5,846,266
Preferred Shares		57,701	115,403	115,403	295,697
Derivative financial instruments	8,644,300	5,100,947	2,152,992	777,663	766,037
Total financial liabilities	189,572,598	79,795,108	29,225,417	9,719,595	26,589,527
Contractual maturities of financial liabilities December 31, 2023:

Financial Liabilities	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	143,307,149	-	-	-	-
Time deposits from customers	15,107,203	57,588,430	17,737,464	6,671,911	18,331,091
Interbank deposits-Repurchase agreements	809,027	242,810	23,431	-	-
Borrowings from other financial institutions	763,580	5,604,327	6,651,228	2,403,786	2,661,657
Debt securities in issue	124,055	3,913,687	4,363,593	6,023,469	3,836,353
Preferred Shares	—	57,701	115,403	115,403	295,697
Derivative financial instruments	3,337,039	13,511,532	4,146,259	1,688,473	1,484,149
Total financial liabilities	163,448,053	80,918,487	33,037,378	16,903,042	26,608,947
The expected cash flows for some financial assets and liabilities may vary significantly from their contractual maturity. The main differences are the following:
•The demand deposits historically have maintained a tendency to remain stable.
•The mortgages loans, in spite of having contractual maturity between 15 and 30 years, its average life is less than these terms.
e.Financial guarantees
The tables below set out the remaining contractual maturities of the Bank’s financial guarantees

December 31, 2024	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	744,077	6,535,071	2,135,249	60,876	669,028

December 31, 2023	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	826,699	9,388,345	1,489,899	450,875	535,380
Interest Rate Benchmark Reform
As part of the LIBOR benchmark reform that is being implemented since 2017 by the Financial Conduct Authority of the UK, in March of the present year, it was announced that the publication of LIBOR on a representative basis will cease for the one-week and two-month USD LIBOR settings immediately after December 31, 2022, and the remaining USD LIBOR settings immediately after June 30, 2023.
The Bank has taken the necessary measures to identify and implement the action plans required to address the discontinuation process of the LIBOR rate. The replacement of th LIBOR rate in USD with the SOFR rate was approved by the Asset and Liability Management (ALM) Committee and the Risk Committee of the Board of Directors. The development of products indexed to the new reference rate (SOFR) has commenced.
The following tables provide a breakdown by currency and nature of financial instruments exposed to the LIBOR rate for the periods ending in December 2023 and December 2024:

December 31, 2024
In millions of COP
USD LIBOR(1)
Assets
Loans	1,890
Bonds	-
Derivatives	-
Total Assets	1,890
Liabilities
Loans	-
Term deposits	-
Total Liabilities	-
[1]Cessation date: USD LIBOR 06/30/23. Portfolio balances and market value of derivative transactions outstanding at December 31, 2024. These correspond to transactions conducted before June 30, 2023, whose maturity will occur according to the agreed contractual terms.

December 31, 2023
In millions of COP
USD LIBOR(1)
Assets
Loans	66,351
Bonds	-
Derivatives	-
Total Assets	66,351
Liabilities
Loans	323
Term deposits	6,750
Total Liabilities	7,073
[1]Cessation date: USD LIBOR 06/30/23. Portfolio balances and market value of derivative transactions outstanding at December 31, 2023.
Risk
Any failure by market participants, such as the Bank, and regulators to successfully introduce benchmark rates to replace LIBOR and implement effective transitional arrangements to address the discontinuation of LIBOR could result in disruption of the financial and capital markets. In addition, the transition process to an alternative reference rate could impact the Bank’s business, financial condition or result of operations, as a result of:
•An adverse impact in pricing, liquidity, value, return and trading for a broad array of financial products, loans and derivatives that are included in the Bank’s financial assets and liabilities.
•Extensive changes to internal processes and documentation that contain references to LIBOR or use formulas that depend on LIBOR.
•The transition and development of appropriate systems and models to effectively transition the Bank’s risk management processes from LIBOR -based products to those based on one or more alternative reference rates in a timely manner; and
•An increase in prepayments of LIBOR -linked loans by the Bank’s clients.
From January 2022, products indexed to the SOFR rate began to be offered, additionally it was defined not to carry new operations indexed to the LIBOR rate. In turn, as an organization, we will continue during 2025 on the transition process of operations that are indexed to LIBOR.
Capital management
The Capital Management function oversees Shareholders’ equity and Bancolombia’s capital structure, aiming for value generation through businesses related to financial activities and investments.

The goal is to have the enough capital to cover unexpected losses, and develope the business plan. To do so, the Capital Management area oversees Bancolombia’s capital ratios and uses several mechanisms to optimize such ratios according to forecasted business conditions.

The monitoring of corporate investments and shareholders’ equity, as well as different components of assets and associated risks, is executed for internal and external purposes. The results are presented to the Board of Directors and some support committees to make sure that all risks are properly managed and within risks appetite, guidelines, and regulation.

Bancolombia’s management has the goal of maintaining the balance between an adequate capital allocation and value generation for shareholders. This way, business opportunities can be financed with internal funding or capital markets resources.

Bancolombia’s lending and deposit-taking activities are supervisor by the Superintendencia Financiera de Colombia, and that implies complying with Decree 1477 of 2018.

This decree standardized the definitions of regulatory capital according to Basel III standards. It also updated the risk adjusted capital consumption of assets and added capital buffers. New capital measures will be implemented from the current 4.5% basic solvency level and the 9% total solvency level.
Additionally, Bancolombia conducts stress test to estimate how the bank’s balance sheet, results and ratios during adverse scenarios. None of the stress test runs implies reaching solvency ratios below regulatory levels and therefore, we consider that capital levels are optimal at the end of 2024.

Since 2024, the new capital requirements have been fully implemented, which equate to having a Basic Solvency Ratio (Tier 1 Basic Solvency Index) greater than or equal to 4.5%, an Additional Basic Solvency Ratio greater than or equal to 6%, and a Total Solvency Ratio (Tier 1 + Tier 2) greater than or equal to 9% (considering capital buffers, 11.5%) according to the following formulas:

The following table indicates Bancolombia’ s capital ratios for 2024 according to the new regulation implemented in Colombia:

Technical Capital	Asof
	A diciembre 31, 2024	A diciembre 31, 2023
In millions of COP
Primary capital	45,245,389	39,704,542
Share Capital	480,914	480,914
Additional paid-in capital	4,857,454	4,857,454
Preferred shares	584,204	584,204
Legal reserve	14,429,333	14,541,561
Occasional reserves	9,874,876	7,250,712
Non-controlling interest	1,041,807	960,217
Other comprehensive income	6,642,526	4,065,182
Net income attributable to equity holders of the Parent Company	6,267,744	6,116,936
Retained earnings	1,066,531	847,362
Less:	(10,188,105)	(8,919,345)
Prior-year losses	(79,590)	(79,587)
Intangibles assets	(9,017,419)	(7,818,125)
Revaluation property, plant and equipment	(340,612)	(350,061)
Other intangibles	(750,484)	(671,572)
Deferred net income tax	-	—
Primary capital (Tier I)	35,057,283	30,785,197
Hybrid bonds	4,669,804	4,283,448
Subordinated bonds	595,442	678,797
General provisions	220,519	375,902
Computed secondary capital (Tier II)	5,485,765	5,338,147
Less:	(13,798)	(10,687)
Technical capital (1)	40,529,250	36,112,657
Capital Ratios
Primary capital to risk-weighted assets (Tier I)	11.89%	11.42%
Secondary capital to risk-weighted assets (Tier II)	1.86%	1.98%
Risk-weighted assets including market risk and operational risk	294,794,366	269,591,211
Technical capital to risk-weighted assets (2)	13.75%	13.40%
Calculations based on the new definitions of Decree 1477 of 2018.
1) Technical capital is the sum of basic and additional capital.
(2) Capital adequacy is technical capital divided by risk weighted assets.

Additionally, Bancolombia´s total exposure used to estimate leverage ratio was COP 388,088,665 millions of COP as of 2024 and the leverage ratio was 9.03%.